Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2017 shares	Dec. 31, 2018 shares
Share-Based Compensation [Line Items]
Available for issuance shares
Share-based compensation expense (in Yuan Renminbi)	¥ 54	$ 8	¥ (959)	¥ (72,133)
Stock based compensation reversal amount (in Yuan Renminbi) | ¥	320
Unvested option awards (in Yuan Renminbi) | ¥	¥ 71		¥ 505	¥ 6,895
Weighted average period	2 months 12 days	2 months 12 days
Selling, General and Administrative Expenses [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense (in Yuan Renminbi) | ¥	¥ 54
2015 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for issuance shares	15,094,700
2016 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Reserved issuance shares	16,771,900
2016 Share Incentive Plan [Member] | Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Reserved issuance shares						3,518,000
Ordinary shares					35,867,400